As filed with the Securities and Exchange Commission on or about May 22, 2019.

Registration Statement File No. 333-202684

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 6

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 173

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                 immediately upon filing pursuant to paragraph (b) of Rule 485.

☒               on   May 24, 2019   pursuant to paragraph (b) of Rule 485.

☐                 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                 on                            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in MassMutual Transitions SelectSM II, an Individual Flexible Premium Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2019 are incorporated into Parts A and B of this Post-Effective Amendment No. 6 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2019.

Supplements each dated May 22, 2019 to the Prospectus are included in Part A of this Post-Effective Amendment No. 6.

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Artistry

MassMutual Transitions SelectSM

MassMutual Transitions®

Panorama Premier

Variable Universal Life III

Variable Universal Life II

Variable Universal Life

Variable Life Select

MassMutual ElectrumSM

Strategic Variable Life® Plus

Strategic Group Variable Universal Life® II

Strategic Group Variable Universal Life®

This supplement revises the Prospectuses to reflect the following changes:

•	Effective on or about May 17, 2019, T. Rowe Price Associates, Inc. will replace OppenheimerFunds, Inc. as the co-investment sub-adviser for MML Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the co-investment sub-adviser to MML Equity Fund will be replaced with T. Rowe Price Associates, Inc.

•	Effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019, Invesco Advisers, Inc. will replace OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund will be replaced with Invesco Advisers, Inc.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

Strategic Group Variable Universal Life® and Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 1 of 1	PS19_01

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

MassMutual Evolution

MassMutual Artistry

MassMutual Transitions SelectSM

This supplement revises the Prospectuses to reflect changes effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019:

Invesco Advisers, Inc. will replace OppenheimerFunds, Inc. as the investment sub-adviser for MML Strategic Emerging Markets Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Strategic Emerging Markets Fund will be replaced with Invesco Advisers, Inc.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 1 of 1	PS19_04

Supplement dated May 22, 2019 to the Prospectuses

each dated May 1, 2019 for:

MassMutual Transitions SelectSM II

MassMutual Capital Vantage®

This supplement revises the Prospectuses to reflect changes effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019:

On or about May 24, 2019, Invesco Ltd. will acquire OppenheimerFunds, Inc. In connection with this transaction (the “Acquisition”), the Board of Trustees of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) approved the transfer of the assets and liabilities of each series of the Oppenheimer VA Trust identified in the chart below (individually, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) to a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (individually, an “Invesco Oppenheimer Fund” and collectively, the “Invesco Oppenheimer Funds”). Each Invesco Oppenheimer Fund will have the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund.

After the close of the NYSE on May 24, 2019, we will transfer contract value allocated to each of the Oppenheimer Funds into the corresponding Invesco Oppenheimer Funds. If you submit transaction requests (in good order) involving any of the Oppenheimer Funds before the close of the NYSE on May 24, 2019, we will process those requests prior to the Acquisition.

Once the Acquisition occurs, the Oppenheimer Funds will no longer be available as an investment choice. Additionally, once the Acquisition occurs, we will consider any reference to an Oppenheimer Fund in a written transaction request received in good order to be a reference to the corresponding Invesco Oppenheimer Fund.

Impact on Automatic Programs and Purchase Payment Allocations. After May 24, 2019, if you have current automatic program elections and/or purchase payment instructions on file directing us to utilize an Oppenheimer Fund, we will replace the Oppenheimer Fund with the corresponding Invesco Oppenheimer Fund.

In relation to this transaction, the following will occur:

Trust:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) will be the trust for the Invesco Oppenheimer Funds.

Funds, Investment Adviser, and Investment Sub-Adviser:

MERGING FUND		ACQUIRING FUND
Oppenheimer Discovery Mid Cap Growth Fund/VA		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Fund/VA		Invesco Oppenheimer V.I. Global Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Strategic Income Fund/VA		Invesco Oppenheimer V.I. Global Strategic Income Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

page 1 of 2	PS19_05

MERGING FUND		ACQUIRING FUND
Oppenheimer International Growth Fund/VA		Invesco Oppenheimer V.I. International Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Main Street Fund®/VA		Invesco Oppenheimer V.I. Main Street Fund®
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

All references in the Prospectuses to an Oppenheimer Fund are replaced with the corresponding Invesco Oppenheimer Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (866) 645-2362 (7 a.m. - 7 p.m. Central Time), or visit us online at www.MassMutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

page 2 of 2	PS19_05

PART C

OTHER INFORMATION

Item 24.                          Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements incorporated by reference in Part A:

Condensed Financial Information

Financial Statements incorporated by reference in Part B:

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2018
Statements of Operations and Changes in Net Assets for the years ended December 31, 2018 and 2017

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2018 and 2017
Statutory Statements of Operations for the years ended December 31, 2018, 2017 and 2016
Statutory Statements of Changes in Surplus for the years ended December 31, 2018, 2017 and 2016
Statutory Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016

Notes to Statutory Financial Statements

(b)	Exhibits

Exhibit 1

Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.

Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i.

Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		ii.	Template Contract Schedule(s) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iii.	Fixed Account for Dollar Cost Averaging Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iv.	Return of Purchase Payment Death Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		v.	Nursing Home and Hospital Withdrawal Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vi.	Terminal Illness Withdrawal Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vii.	Guaranteed Minimum Accumulation Benefit Rider (12 Year Benefit) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		viii.	Guaranteed Minimum Accumulation Benefit Rider (20 Year Benefit) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

ix.	Unisex Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

x.	Qualified Plan Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xi.	Individual Retirement Annuity Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xii.	Roth Individual Retirement Annuity Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xiii.	SIMPLE IRA Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 5	Individual Variable Deferred Annuity Contract Application — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 6	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 7	Not Applicable.

Exhibit 8	i.	Fund Participation Agreements

		a.	AIM Funds (Invesco Funds)

1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, AIM Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

		b.	Fidelity Funds

1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                  First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                  Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	Ivy Funds

1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

• Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

d.	MML Funds

•

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)— Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	MML II Funds

•

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•                  Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

		a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

d.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	iii.	Administrative Services

		a.	SE2, LLC

•                  First Amended and Restated Master Services Agreement effective May 28, 2013 by and between Massachusetts Mutual Life Insurance Company and SE2, LLC — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

Exhibit 9	Opinion and Consent of Counsel — Incorporated herein by reference to Exhibit 10 (i.) under Item 24 in Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 10	i.	Auditor Consents:

• Separate Account Financial Statements *
• Company Financial Statements *

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Karen A. Corbet

• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

— Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

iii.	Power of Attorney for:

• Sean Newth

— Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

* Filed herewith

Item 25.                          Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
151 Farmington Avenue	1340 Smith Avenue	16228 Shadybank Drive
Hartford, CT 06156	Suite 200	Dallas, TX 7524
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
50 Northern Avenue	Laura J. Sen, Director	16 Wynstone
Boston, MA 02210	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02118
H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Melvin T. Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.
5.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.

[Page Break]

a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency.

2.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.	MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company formed to hold mandate investment vehicles.

a.	MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b.	MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

c.	MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company formed to hold investment mandates in the United Kingdom.

d.	MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

e.	MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company that will serve as the investment manager for US-based mandate investment vehicles.

[Page Break]

1.)	MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company formed to provide investment advisory services to its affiliated company in the U.S.

6.	Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company that engages in insurance agency activities.

7.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.

8.	Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Barings LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Barings Guernsey Limited (February 20, 2001), an investment management company organized under the laws of Guernsey.

a.)	Barings (U.K.) Limited (January 4, 1995), an institutional debt-fund manager organized under the laws of England and Wales

b.)	Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

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aa. Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

bb. Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

cc. Baring Pension Trustees Limited (November 26, 2004), a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

dd. Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

ee. Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

ff. Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i. Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

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aaa.) Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bbb.) Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.

ccc.) Baring France SAS Baring France SAS (July 24,1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

ddd.) Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ii. Barings Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

aa. Barings Real Estate Advisers (Continental Europe) Limited (April 23, 2004), a special purpose holding company.

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bb. Barings Real Estate Advisers Europe LLP (June 2, 2006), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.

cc. Barings Real Estate Advisers Europe Finance LLP (May 6, 2004), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

dd. Barings Real Estate GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.

ee. BREAE AIFM LLP (April 22, 2015), a UK limited liability partnership. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe Limited).

3.)	Barings Real Estate Advisers, Inc., a Delaware corporation that holds a “corporation” real estate license.

4.)	Barings Multifamily Capital Holdings LLC (August 7, 2013), a Delaware limited liability company, the parent and holding company of ACRE Capital LLC.

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a.)	Barings Multifamily Capital LLC, a Michigan limited liability company that originates and services multifamily, senior housing and healthcare facility loans by utilizing programs overseen by governmental agencies and government-sponsored entities.

i.	Barings Multifamily Capital Corporation (October 19, 2015), a Delaware corporation licensed by the California Bureau of Real Estate for loan brokerage and related services.

5.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.

6.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland to invest in securities.

7.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1085), an intermediate holding company organized in Hong Kong.

a.)	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

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b.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

c.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

d.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

e.)	Barings Investment Advisers (Hong Kong) Limited (January 23, 2008).

f.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i.	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory services.

ii.	Barings Investment Management (Shanghai) Limited (August 3, 2018) is an operating company established under Chinese law.

1.	Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018) serves as the distributor in China.

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g.) Barings Australia Holding Company Pty Ltd (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

i. Barings Australia Pty Ltd (October 16, 2009), an asset manager for Australian institutional investors.

8.)	MassMutual Baring Holding LLC (October 14, 2005), a Delaware limited liability company that acts as a holding company for certain MassMutual subsidiaries.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.

H.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

J.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MassMutual and .39% by C.M. Life Insurance Company

1.	MMAF Equipment Finance LLC 2013-A (July 19, 2013), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

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2.	MMAF Equipment Finance LLC 2014-A (May 7, 2014), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

3.	MMAF Equipment Finance LLC 2015-A (April 22, 2015), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

4.	MMAF Equipment Finance LLC 2016-A (March 24, 2016), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

5.	MMAF Equipment Finance LLC 2017-A (April 11, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

6.	MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

7.	MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

8.	MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

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M.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

N.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.

O.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

P.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company which is an arranger and lender of secured and unsecured loans to corporate borrowers and financial sponsors. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

a.	JFAM GP LLC (April 13, 2017), a Delaware limited liability company formed as the holding company for JFAM Loan Fund, LP. JFIN Asset Management LLC is the sole member.

1.) JFAM GP LP (April 13, 2017), a Delaware partnership formed as the general partner of JFAM Loan Fund, LP. JFAM GP LLC is the general partner, and certain limited partners will be added at fund close.

a.) JFAM Loan Fund, LP (April 13, 2017), a Delaware partnership formed for the purpose of investing in senior secured middle market loans, and to be managed by JFIN Asset Management LLC. JFAM GP LP is the general partner, and certain limited partners will be added at fund close.

3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.

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4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.

5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.

6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC.

8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.

a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior secured loans.

9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.

a.	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.

10.	JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

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11.	JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

12.	JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company formed to be an investment adviser and general partner.

Q.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.

R.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

S.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.

T.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.

U.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.

V.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

W.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company.

1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.

a.	Lyme Adirondack Timber Sales, Inc. (July 31, 2006), a New York operating company.

b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

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c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

X.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

1.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

2.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

Y.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for certain international investments. MassMutual International LLC holds an investment interest in the following companies resulting from certain transactions; the companies below are not subsidiaries of MassMutual International LLC.

1.	Yunfeng Financial Group Limited, a limited liability Company incorporated under the laws of Hong Kong. (MassMutual International LLC holds 24.8% ownership interest.)

2.	Nippon Wealth Life Insurance Company Limited, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 14.89%; Nippon Life Insurance Company – 85.10%; and Nippon Wealth Life Insurance Company Limited – 0.01%.)

Z.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company that acts as a holding company for companies that hold intellectual property assets and invest in a portfolio of private equity assets.

1.	MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company that will hold certain intellectual property.

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2.	MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

3.	Trad Investments I LLC (September 11, 2018), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

AA.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company that will invest in commercial mortgage loans.

BB.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company that has been established to hold certain receivables and to engage in related financing activities.

CC.	EM Opportunities LLC (January 16, 2018), a Delaware limited liability company formed to hold a portfolio of high yield, emerging market debt investments.

DD.	MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company that will sell insurance to MassMutual and its subsidiary companies.

As of 4-30-2019

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

A Delaware limited liability company formed on September 13, 2006 which is the general partner of Barings Core Property Fund LP and is 100% owned by Barings LLC.

BARINGS GLOBAL REAL ASSETS FUND, LP

Delaware, U.S.A. – 6662274

A Delaware limited liability company formed on December 14, 2017 which is 100% owned by MassMutual and its indirect wholly-owned subsidiaries.

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CEMF I GP LLC

Delaware, U.S.A. – 4867587

A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Barings LLC.

CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC.

Maryland, U.S.A. – D14048078

Incorporated as a corporation on April 5, 2011, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company in the aggregate hold 34.3% of the mandatorily redeemable preferred shares of this company.

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC.

Maryland, U.S.A. – D14616015

Incorporated as a corporation on April 10, 2012, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company holds 34.3% of the mandatorily redeemable preferred shares of this company.

CORNERSTONE HOTEL FUND GP LLC

Delaware, U.S.A. – 4440658

A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Barings LLC.

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Delaware, U.S.A. – 3858025

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

KAMAKURA LP

A Cayman Islands exempted limited partnership, incorporated on February 26, 2010.  Nippon Wealth Life Insurance Company owns 100% of the limited partnership assets.

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MML SERIES INVESTMENT FUND

Massachusetts, U.S.A. – T00009268

A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II

Massachusetts, U.S.A. – 000888280

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL PREMIER FUNDS

Massachusetts, U.S.A. – T00472343

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS

Massachusetts, U.S.A. – T00431735

A Massachusetts business trust that operates as an open-end management investment company.

ROTHESAY HOLDCO UK LIMITED

United Kingdom – No number available.

MM Rothesay Holdco LLC’s interest is 28.84%.

SBNP SIA LLC

Delaware, U.S.A. – 5386241

A Delaware limited liability company formed on August 20, 2013 in connection with an Annuity Contract Separate Investment Account and is 1% owned by Barings LLC and 99% by Massachusetts Mutual Life Insurance Company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware - 6972999

BARINGS ABIF SLP, LLC

Delaware, U.S.A. – 6436810

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BARINGS ALTERNATIVE INVESTMENTS SLP, LLC

Delaware - 6930846

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL LOAN FEEDER MANAGEMENT LLC

Delaware, U.S.A. – 5909432

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS/LAZ PARKING FUND GP LLC

Delaware, U.S.A. – 5516617

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BRECS VII GP LLC

Delaware, U.S.A. – 61147

CCM FUND I REIT MANAGER

Delaware, U.S.A. – 4780909

CEMF I GP LLC

Delaware, U.S.A. – 4867587

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

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CREF VIII GP LLC

Delaware, U.S.A. – 4581714

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II

Delaware, U.S.A. – 5346304

MEZZCO AUSTRALIA LLC (72% owned by Barings LLC)

Delaware, U.S.A. – 4946891

MEZZCO LLC

Delaware, U.S.A. – 3582164

MEZZCO II LLC (98.4% owned by Barings LLC)

Delaware, U.S.A. – 4037580

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

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The following are investment-related special purpose entities of MassMutual Asset Finance LLC. All are 100% owned, Delaware limited liability companies that hold a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

MMAF EQUIPMENT FINANCE LLC 2013-A

Delaware, U.S.A. – 5370438

MMAF EQUIPMENT FINANCE LLC 2014-A

Delaware, U.S.A. – 5529636

MMAF EQUIPMENT FINANCE LLC 2015-A

Delaware, U.S.A. – 5728397

MMAF EQUIPMENT FINANCE LLC 2016-A

Delaware, U.S.A. – 5997468

MMAF EQUIPMENT FINANCE LLC 2017-A

Delaware, U.S.A. – 6376507

MMAF EQUIPMENT FINANCE LLC 2017-B

Delaware, U.S.A. – 6597543

MMAF EQUIPMENT FINANCE LLC 2018-A

Delaware, U.S.A. – 6858051

MMAF EQUIPMENT FINANCE LLC 2019-A

Delaware, U.S.A. – 7290442

The following are portfolio companies in which MassMutual, together with its subsidiaries, own at least 20%. The ownership percentage is indicated.

ALAND ROYALTY HOLDINGS LP

A Delaware limited liability company formed on May 15, 2018. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 26.69%.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

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EIP HOLDINGS I, LLC (formerly, Solar Acquisition Holding I LLC)

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 28.96%.

RED LAKE VENTURES, LLC

A Delaware limited liability company formed on April 21, 2014. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 31.5%.

REMINGTON L&W HOLDINGS LLC

A Delaware limited liability company formed on September 30, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 66.67%

US PHARMACEUTICAL HOLDINGS I, LLC

A Delaware limited liability company formed on June 25, 2012. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC

A Delaware limited liability company formed July 24 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 42.38%.

VALIDUS PHARMACEUTICALS LLC

A Delaware limited liability company formed on April 19, 2007. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 75.4%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

MassMutual has a 50% voting ownership interest in Jefferies Finance LLC (“Jefferies”). The following are collateralized loan obligations vehicles of Jefferies.

APEX CREDIT CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 33% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 53% of the subordinated notes of the CLO.

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APEX CREDIT CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 60% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 67% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2007 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN MM CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 70% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 30% of the subordinated notes of the CLO.

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JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 44% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 56% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 90.1%

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

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The following are investment-related special purpose entities of Baring Asset Management Limited.

ALMACK HOLDING PARTNERSHIP GP LIMITED

England – 5561955

A U.K. company that serves as a general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND LIMITED

England - 5565850

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND II LIMITED

England - 06530854

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE GP III LIMITED

England – 07434273

A U.K. company that serves as the general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

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The following are investment-related special purpose entities of Barings Global Advisers Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings

Asset Management Limited.)

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 90% owned by Barings Global Advisers Limited and 10% owned by Barings Asset Management Limited.

II.	REGISTERED INVESTMENT COMPANY AFFILIATES:

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	Barings BDC, Inc., formerly known as Triangle Capital Corporation, a Maryland corporation which operates as a business development company.

Item 27.                          Number of Contract Owners

As of May 10, 2019, the number of contract owners was 7,234.

Item 28.                          Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)                   each director, officer or employee;

(b)                   any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)                    any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)                   any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)                   any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)                   any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                      For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.                          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the administrator, SE2, LLC, at its place of business at 5801 SW 6th Avenue, Topeka, KS 66636-0001.

Item 31.                          Management Services

For information about the management services provided by SE2, LLC, refer to the “Services” section of the Statement of Additional Information.

Item 32.                          Undertakings

(a)                     Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                     Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)                     Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-202684 to be signed on its behalf, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of May, 2019.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	May 22, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	May 22, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	May 22, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	May 22, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	May 22, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	May 22, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	May 22, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	May 22, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	May 22, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	May 22, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	May 22, 2019
William T. Spitz

H. TODD STITZER *	Director	May 22, 2019
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.24.(b).10	i. Auditor Consents

• Separate Account Financial Statements
• Company Financial Statements